Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Cash, FDIC Insured Amount			$ 250,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	112,517	262,560	262,351	345,721
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			15 years
Cost-method Investments, Other than Temporary Impairment	$ 0	$ 0	$ 35,000	$ 0